Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	December 31, 2021			December 31, 2020
	Principal Value	Carrying Value (a)	Fair Value (b)	Principal Value	Carrying Value (a)	Fair Value (b)

	(Thousands)
Credit Facility expires July 31, 2023	$—	$—	$—	$300,000	$300,000	$300,000
Senior notes:
8.81% to 9.00% series A notes due 2020 – 2021	—	—	—	24,000	24,000	25,232
4.875% notes due November 15, 2021	—	—	—	125,118	124,943	128,231
3.00% notes due October 1, 2022	568,823	567,909	576,969	568,823	566,689	578,055
7.42% series B notes due 2023	10,000	10,000	10,327	10,000	10,000	10,038
6.625% notes due February 1, 2025 (c)	1,000,000	994,643	1,133,000	1,000,000	992,905	1,146,250
1.75% convertible notes due May 1, 2026	499,991	487,543	854,985	500,000	484,857	587,385
3.125% notes due May 15, 2026	500,000	493,157	516,265	—	—	—
7.75% debentures due July 15, 2026	115,000	112,721	138,504	115,000	112,224	137,025
3.90% notes due October 1, 2027	1,250,000	1,243,340	1,344,688	1,250,000	1,242,182	1,249,400
5.00% notes due January 15, 2029	350,000	344,835	389,428	350,000	344,106	371,469
7.500% notes due February 1, 2030 (c)	750,000	744,417	966,983	750,000	743,726	924,510
3.625% notes due May 15, 2031	500,000	492,669	523,620	—	—	—
Note payable to EQM	99,838	99,838	117,837	105,056	105,056	130,464
Total debt	5,643,652	5,591,072	6,572,606	5,097,997	5,050,688	5,588,059
Less: Current portion of debt	1,074,332	1,060,970	1,439,165	154,336	154,161	159,943
Long-term debt	$4,569,320	$4,530,102	$5,133,441	$4,943,661	$4,896,527	$5,428,116

(a)For the Company's credit facility and note payable to EQM, the principal value represents the carrying value. For all other debt, the principal value less the unamortized debt issuance costs and debt discounts represents the carrying value.
(b)The carrying value of borrowings under the Company's credit facility approximates fair value as the interest rate is based on prevailing market rates; therefore, it is a Level 1 fair value measurement. For the Company's note payable to EQM, fair value is measured using Level 3 inputs. For all other debt, fair value is measured using Level 2 inputs. See Note 4 for a description of the fair value hierarchy.
(c)Interest rates for the Adjustable Rate Notes (defined below) are as of December 31, 2021. For the notes due February 1, 2025 and the notes due February 1, 2030, the interest rates were 7.875% and 8.750%, respectively, as of December 31, 2020.

Convertible Debt
The table below summarizes the net carrying amount of the Convertible Notes, including the unamortized debt issuance costs.

	December 31,
	2021	2020

	(Thousands)
Principal	$499,991	$500,000
Less: Unamortized debt issuance costs	12,448	15,143
Net carrying value of Convertible Notes	$487,543	$484,857
The table below summarizes the components of interest expense related to the Convertible Notes.

	Years Ended December 31,
	2021	2020

	(Thousands)
Contractual interest expense	$8,750	$5,906
Amortization of issuance costs	2,695	1,777
Total Convertible Notes interest expense	$11,445	$7,683

Schedule of Financial Statement Line Item	The following tables present the impact of the adoption of this ASU on the Company's previously reported historical results for the periods presented.

	Year Ended December 31, 2021
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted

	(Thousands, except per share amounts)
Interest expense	$308,903	$(19,150)	$289,753
Income tax benefit	(434,175)	6,138	(428,037)
Net loss	(1,154,513)	13,012	(1,141,501)
Less: Net income (loss) attributable to noncontrolling interest	1,246	—	1,246
Net loss attributable to EQT Corporation	$(1,155,759)	$13,012	$(1,142,747)

Basic and diluted:
Weighted average common stock outstanding (a)	323,196	—	323,196
Net loss per share of common stock attributable to EQT Corporation	$(3.58)	$0.04	$(3.54)
(a)For the year ended December 31, 2021, diluted weighted average common stock outstanding did not change because the potentially dilutive securities had an anti-dilutive effect on loss per share.

	Year Ended December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted

	(Thousands, except per share amounts)
Interest expense	$271,200	$(11,932)	$259,268
Income tax benefit	(298,858)	3,565	(295,293)
Net loss	(967,176)	8,367	(958,809)
Less: Net income (loss) attributable to noncontrolling interest	(10)	—	(10)
Net loss attributable to EQT Corporation	$(967,166)	$8,367	$(958,799)

Basic and diluted:
Weighted average common stock outstanding (a)	260,613	—	260,613
Net loss per share of common stock attributable to EQT Corporation	$(3.71)	$0.03	$(3.68)
(a)For the year ended December 31, 2020, diluted weighted average common stock outstanding did not change because the potentially dilutive securities had an anti-dilutive effect on loss per share.

	December 31, 2021
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted

	(Thousands)
Current portion of debt (a)	$954,900	$106,070	$1,060,970
Deferred income taxes	938,612	(31,306)	907,306
Common stock, no par value	10,167,963	(96,143)	10,071,820
Accumulated deficit	(115,779)	21,379	(94,400)
(a)Pursuant to the terms of the Company's convertible senior notes indenture, a sale price condition for conversion of the convertible notes was satisfied as of December 31, 2021, and, accordingly, holders of convertible notes were permitted to convert any of their convertible notes, at their option, at any time during the three months ended March 31, 2022, subject to all terms and conditions set forth in the convertible notes indenture. Therefore, as of December 31, 2021, the net carrying value of the Company's convertible notes was included in current portion of debt in the Consolidated Balance Sheet.

	December 31, 2020
	As Reported	ASU 2020-06 Adoption Adjustment	As Adjusted

	(Thousands)
Senior notes	$4,371,467	$125,222	$4,496,689
Deferred income taxes	1,371,967	(37,444)	1,334,523
Common stock, no par value	8,241,684	(96,145)	8,145,539
Retained earnings	1,048,259	8,367	1,056,626